Taxation - Schedule of Pretax Income by Major Tax Jurisdictions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	$ (1,077,010)	$ (936,140)
PRC [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(53,557)	80,129
Hong Kong [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(265,020)	(1,064,176)
Serbia [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(22,661)	(47,844)
Cayman [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(821,985)	(44,458)
Other [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	$ 86,213	$ 140,209